Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Operating lease expenses	$ 28	$ 32	$ 29